Other Intangible Assets Estimated Useful Lives (Detail)	12 Months Ended
Sep. 30, 2018
Computer Software | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	3 years
Computer Software | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	5 years
Trademarks and domain names | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	3 years
Trademarks and domain names | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	11 years
Courseware | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	1 year
Courseware | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	5 years
Website
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	5 years
Business Contracts | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	3 years
Business Contracts | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	5 years
Copyrights | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	5 years
Copyrights | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	7 years
Others | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	3 years 6 months
Others | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	8 years